Note 13 - Income Taxes - Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016
Current:
Federal	$ 2,287	$ 939	$ (87)
State	10	55	(24)
Total current	2,297	994	(111)
Deferred:
Federal	1,412	2,322	1,393
State	693	806	329
Total deferred	2,105	3,128	1,722
Income tax expense	$ 4,402	$ 4,122	$ 1,611	$ 4,122